Prepayments and other current assets (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Prepayments and other current assets
Prepaid service fees	$ 1,309,069	$ 1,708,093	$ 1,385,756
Prepaid insurance fee	44,519	68,110
Prepaid legal service fee		8,334	575,594
Prepaid income tax expenses	318,162
Other current assets			$ 1,752
Total	$ 1,671,750	$ 1,784,537